Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015
C000007079
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,499	$ 11,426	$ 11,341	$ 11,274	$ 11,183	$ 11,092	$ 10,996	$ 10,910	$ 10,812	$ 10,720	$ 10,639	$ 10,566	$ 10,520	$ 10,492	$ 10,482	$ 10,480	$ 10,479	$ 10,478	$ 10,477	$ 10,475	$ 10,473	$ 10,469	$ 10,437	$ 10,408	$ 10,374	$ 10,336	$ 10,293	$ 10,253	$ 10,213	$ 10,180	$ 10,143	$ 10,114	$ 10,092	$ 10,072	$ 10,052	$ 10,035	$ 10,020	$ 10,008	$ 10,001	$ 10,001	$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,247	12,551	12,549	12,396	12,003	12,190	11,959	11,684	11,691	11,564	11,468	11,488	11,634	12,185	12,552	12,574	12,482	12,266	12,310	12,161	11,918	12,137	11,735	11,780	11,462	11,088	10,817	10,835	10,772	10,649	10,696	10,782	10,653	10,389	10,130	10,688	10,500	10,362	10,153	10,000
NACC2 Index: Short Municipal Debt Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Short Municipal Debt Funds Average
Account Value	$ 11,528	$ 11,362	$ 11,331	$ 11,244	$ 11,173	$ 10,959	$ 10,943	$ 10,825	$ 10,695	$ 10,622	$ 10,554	$ 10,513	$ 10,494	$ 10,513	$ 10,631	$ 10,763	$ 10,788	$ 10,774	$ 10,735	$ 10,725	$ 10,692	$ 10,596	$ 10,639	$ 10,541	$ 10,530	$ 10,432	$ 10,337	$ 10,235	$ 10,225	$ 10,178	$ 10,153	$ 10,133	$ 10,188	$ 10,140	$ 10,084	$ 10,006	$ 10,121	$ 10,075	$ 10,076	$ 10,024	$ 10,000